Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Net Loss Per Share [Abstract]
Schedule of Net Loss Per Share Attributable to the Ordinary Equity Holders	The table below shows data of net loss and shares used in calculating basic and diluted loss per share attributable to the ordinary equity holders of the Company:
	Six-Months Ended
	June 30, 2025	June 30, 2024
Net loss	(57,307)	(33,203)
Weighted average shares outstanding-basic and diluted	92,257,843	32,506,781
Net loss per ordinary share-basic and diluted	(0.62)	(1.02)